Interests in Other Entities (Details)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Safe-T Data A.R Ltd. [Member]
Statement Line Items [Line Items]
Name of company	Safe-T Data A.R Ltd.		Safe-T Data A.R Ltd.
Principal place of business	Israel		Israel
Nature of business activities	Development of data security software		Development of data security software
Percentage held directly by the Company	100.00%		100.00%
Rate of shares held by the Company	100.00%		100.00%
Safe-T USA Inc. [Member]
Statement Line Items [Line Items]
Name of company	Safe-T USA Inc.		Safe-T USA Inc.
Principal place of business	USA		USA
Nature of business activities	Business development and sales in the USA		Business development and sales in the USA
Percentage held directly by the Company
Rate of shares held by the Company	100.00%		100.00%
NetNut Ltd [Member]
Statement Line Items [Line Items]
Name of company	NetNut Ltd.	[1]	NetNut Ltd.
Principal place of business	Israel		Israel
Nature of business activities	Business proxy network solution		Business proxy network solution
Percentage held directly by the Company	100.00%		100.00%
Rate of shares held by the Company	100.00%		100.00%

[1]	Acquired on June 12, 2019